Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Total net income (loss)	$ 4,370	$ 2,792
Income tax expense (benefit)	727	495
Total net income (loss) before income taxes	5,097	3,287
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	1,338	871
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(231)	(218)
Tax-exempt investment (income) loss	(345)	(253)
Adjustments in respect of prior periods, including resolution of tax disputes	49	(55)
Tax (benefit) cost of unrecognized tax losses and tax credits	6	15
Tax rate and other legislative changes	10	1
Other	(2)	24
Total income tax expense (benefit)	$ 727	$ 495
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	26.25%	26.50%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(4.50%)	(6.60%)
Tax-exempt investment (income) loss	(6.80%)	(7.70%)
Adjustments in respect of prior periods, including resolution of tax disputes	(1.00%)	1.70%
Tax (benefit) cost of unrecognized tax losses and tax credits	0.10%	0.50%
Tax rate and other legislative changes	0.20%	0.00%
Other	0.00%	0.70%
Effective income tax rate	14.30%	15.10%